Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	SSGA Active Trust
Entity Central Index Key	0001516212
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000253545
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> US Equity Premium Income ETF
Trading Symbol	SPIN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® US Equity Premium Income ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® US Equity Premium Income ETF	$13	0.25%

The dollar amount above reflect expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund reported generated positive returns from July to December in 2025. In this time period, the Fund delivered strong performance, rising approximately over 12%. Momentum strengthened through the second half of the year as the U.S. Federal Reserve implemented three interest‑rate cuts. Technology remained the primary engine of market gains, driven by ongoing investment in Artificial Intelligence ("A.I.") and robust earnings across mega‑cap names, while other sectors experienced more uneven results. Overall, 2025 underscored the durability of the bull market, with resilient corporate earnings, increased productivity expectations, and optimism around A.I. deployment contributing to a strong finish.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SPIN	S&P 500 Index
09/04/24	$10,000	$10,000
09/30/24	$10,301	$10,450
10/31/24	$10,273	$10,355
11/30/24	$10,775	$10,963
12/31/24	$10,589	$10,701
01/31/25	$10,788	$10,999
02/28/25	$10,601	$10,856
03/31/25	$10,091	$10,244
04/30/25	$10,056	$10,175
05/31/25	$10,356	$10,815
06/30/25	$10,772	$11,365
07/31/25	$11,129	$11,620
08/31/25	$11,324	$11,856
09/30/25	$11,618	$12,288
10/31/25	$11,961	$12,576
11/30/25	$12,035	$12,607
12/31/25	$12,086	$12,615

Average Annual Return [Table Text Block]
Name	1 Year	Since Inception 09/04/24
SPIN	14.14%	15.39%
S&P 500 Index	17.88%	19.19%

Performance Inception Date	Sep. 04, 2024
Material Change Date	Dec. 31, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 55,693,057
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 42,455
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$55,693,057 Number of Portfolio Holdings100 Portfolio Turnover Rate18% Total Advisory Fees Paid$42,455
Holdings [Text Block]

Top Ten Industries

Industries	%
Semiconductors & Semiconductor Equipment	16.0%
Software	12.4%
Interactive Media & Services	10.2%
Technology Hardware, Storage & Peripherals	6.1%
Broadline Retail	4.6%
Capital Markets	4.4%
Financial Services	3.9%
Banks	3.8%
Pharmaceuticals	3.7%
Machinery	2.4%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
NVIDIA Corp.	9.3%
Microsoft Corp.	7.6%
Apple, Inc.	6.1%
Alphabet, Inc., Class A	5.9%
Amazon.com, Inc.	4.6%
Broadcom, Inc.	3.5%
Meta Platforms, Inc., Class A	3.4%
Visa, Inc., Class A	2.2%
JPMorgan Chase & Co.	1.9%
Eli Lilly & Co.	1.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® SSGA US Equity Premium Income ETF to the State Street® US Equity Premium Income ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Effective August 14, 2025, the Board of Trustees approved a change in fiscal year end for the Fund from June 30 to December 31. These changes did not result in any changes to the Fund's Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® SSGA US Equity Premium Income ETF to the State Street® US Equity Premium Income ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.